Property and Equipment - Schedule of Property and Equipment (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 8,232	$ 7,841	$ 7,999
Less accumulated depreciation	(5,830)	(5,728)	(5,205)
Property and equipment, net	2,402	2,113	2,794
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,662	6,280	6,001
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	620	702	697
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	61	61	57
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	452	452	453
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	196	196	192
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 241	$ 150	$ 599